UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA             08/04/2009
------------------------  ------------------------  --------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/09
                          RUN DATE: 08/04/09 11:02 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   49

FORM 13F INFORMATION TABLE VALUE TOTAL:   $41,301,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                       BANTA ASSET MANAGEMENT                                              PAGE 1
RUN DATE: 08/04/09 10:20 A.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/09

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      213     3545 SH       SOLE                     3545        0        0
ALCOA INC                      COM              013817101      666    64427 SH       SOLE                    64427        0        0
AMERICAN EXPRESS CO            COM              025816109      312    13425 SH       SOLE                    13425        0        0
AMERICAN INTL GROUP INC        COM              026874107       24    20993 SH       SOLE                    20993        0        0
APPLE COMPUTER INC             COM              037833100     1979    13896 SH       SOLE                    13896        0        0
BAC CAP TR V GTD CAP SEC 6.00  PREFERRED STOCKS 055184204      485    29143 SH       SOLE                    29143        0        0
BAC CAP TR X CAP SEC 6.25%     PREFERRED STOCKS 055189203      189    10725 SH       SOLE                    10725        0        0
BANK OF AMERICA CORPORATION    COM              060505104      361    27364 SH       SOLE                    27364        0        0
BANK OF AMERICA CORPORATION PF PREFERRED STOCKS 060505559      905    44620 SH       SOLE                    44620        0        0
BOEING CO                      COM              097023105      388     9139 SH       SOLE                     9139        0        0
CATERPILLAR INC                COM              149123101      249     7550 SH       SOLE                     7550        0        0
CBS CORP NEW SR NT 6.75%       PREFERRED STOCKS 124857400      343    20037 SH       SOLE                    20037        0        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      325    23868 SH       SOLE                    23868        0        0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      297    16115 SH       SOLE                    16115        0        0
CONOCOPHILLIPS                 COM              20825C104     1426    33910 SH       SOLE                    33910        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      435    25475 SH       SOLE                    25475        0        0
COVIDIEN PLC SHS               COM              G2554F105     1663    44424 SH       SOLE                    44424        0        0
CUMMINS ENGINE INC             COM              231021106     1863    52922 SH       SOLE                    52922        0        0
DIAMONDS TR UNIT SER 1         COM              252787106     3401    40172 SH       SOLE                    40172        0        0
EXXON MOBIL CORP               COM              30231G102      445     6369 SH       SOLE                     6369        0        0
FREEPORT MCMORAN COPPER&GOLDCL COM              35671D857     1682    33575 SH       SOLE                    33575        0        0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      546    25343 SH       SOLE                    25343        0        0
GENERAL ELEC CO                COM              369604103      520    44407 SH       SOLE                    44407        0        0
IBM                            COM              459200101     2751    26344 SH       SOLE                    26344        0        0
JOHNSON & JOHNSON              COM              478160104      333     5858 SH       SOLE                     5858        0        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      446    20775 SH       SOLE                    20775        0        0
JP MORGAN CHASE & CO           COM              46625H100     1404    41169 SH       SOLE                    41169        0        0
MCDERMOTT INTL INC             COM              580037109     1816    89405 SH       SOLE                    89405        0        0
MERRILL LYNCH CAP TR I GTD CAP PREFERRED STOCKS 590199204      286    17593 SH       SOLE                    17593        0        0
MERRILL LYNCH CAP TR II PFD GD PREFERRED STOCKS 59024T203      407    25435 SH       SOLE                    25435        0        0
NABORS INDUSTRIES LTD SHS      COM              G6359F103      812    52140 SH       SOLE                    52140        0        0
NOKIA CORP SPONSORED ADR       COM              654902204      547    37524 SH       SOLE                    37524        0        0
OPPENHEIMER STRATEGIC FDS TRIN MUTUAL FUNDS     68380K102       47    13088 SH       SOLE                    13088        0        0
POWERSHARES QQQ TRUST UNIT SER COM              73935A104      276     7592 SH       SOLE                     7592        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     1437    28120 SH       SOLE                    28120        0        0
PUBLIC STORAGE INC PFD 1/1000  PREFERRED STOCKS 74460D448      608    31225 SH       SOLE                    31225        0        0
PUBLIC STORAGE INC PFD DP 1/10 PREFERRED STOCKS 74460D398      275    13915 SH       SOLE                    13915        0        0
PUBLIC STORAGE PFD K 1/1000    PREFERRED STOCKS 74460D273      220    10010 SH       SOLE                    10010        0        0
SPDR TR UNIT SER 1             COM              78462F103      407     4423 SH       SOLE                     4423        0        0
TEREX CORP NEW                 COM              880779103      918    76070 SH       SOLE                    76070        0        0
TEXTRON INC                    COM              883203101      908    93950 SH       SOLE                    93950        0        0
UNITED STATES CELLULAR CORP SR PREFERRED STOCKS 911684306      604    29615 SH       SOLE                    29615        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2264    43574 SH       SOLE                    43574        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     1640    65660 SH       SOLE                    65660        0        0
VALERO ENERGY CORP NEW         COM              91913Y100      233    13820 SH       SOLE                    13820        0        0
VERIZON COMMUNICATIONS         COM              92343V104     1329    43247 SH       SOLE                    43247        0        0
VIACOM INC NEW NT SR 55 6.85%  PREFERRED STOCKS 92553P300     1235    59483 SH       SOLE                    59483        0        0
VULCAN MATLS CO                COM              929160109      746    17315 SH       SOLE                    17315        0        0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      635    32693 SH       SOLE                    32693        0        0
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